Contributed Equity (Details)				6 Months Ended
	Dec. 02, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Sep. 04, 2024 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 10, 2025 shares	Jul. 25, 2025 shares	May 01, 2022
Contributed Equity [Line Items]
Ordinary shares issued	500	500						500	500
Aggregate offering					$ 35,000,000
Aggregate offering price			$ 50,000,000
Net expenses		$ 1,397,016
Market offering remaining capacity					$ 35,190,000
Number of shares issued (in Shares) | shares	219,841,000						219,841,000	1,057,000
Proceeds from issuing shares				$ 53,735,958		$ 8,561,589
Private Placement of Equity Securities [Member]
Contributed Equity [Line Items]
Number of shares issued (in Shares) | shares	4,530,854,000	14,204,500
Proceeds from issuing shares	$ 46,510,000	$ 1,800,000